Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 209,697	$ 259,954
Amortization of right-of-use assets	188,327	38,667
Interest on lease liabilities	71,337	5,396
Variable rent expense	19,798	33,940
Finance lease cost	$ 279,462	$ 78,003